Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY-VERSUS-PERFORMANCE
TABLE
The following table sets forth certain
pay-versus-performance
information for the years indicated.

Year	Summary Compen- sation Table Total for CEO 1 ($) (1)	Compen- sation Actually Paid to CEO 1 ($) (1)(4)	Summary Compen- sation Table Total for CEO 2 ($) (2)	Compen- sation Actually Paid to CEO 2 ($) (2)(4)	Average Summary Compen- sation Table Total for Non-CEO Named Executive Officers ($) (3)	Average Compen- sation Actually Paid to Non-CEO Named Executive Officers ($) (3)(4)	Value of Initial Fixed $100 Investment Based on:		Net Income (loss) ($) (in thousands)	Adjusted EBITDA ($) (in thousands) (6)
							Total Shareholder Return ($) (5)	Peer Group Total Shareholder Return ($) (5)

2025	—	—	$7,409,848	($2,396,054)	$5,182,915	$2,084,703	$11.31	$180.77	$523,962	$535,581

2024	—	—	$8,530,530	$5,781,290	$3,164,286	$1,798,965	$30.37	$163.58	($278,683)	$484,964

2023	$ 3,347,275	($256,286)	$8,480,690	$8,323,779	$3,300,218	$2,376,649	$36.61	$141.38	($527,940)	$289,459

2022	$ 9,771,335	$3,425,759	—	—	$3,700,352	$1,508,437	$51.41	$93.85	($432,778)	$65,337

2021	$19,823,002	$12,803,786	—	—	$5,527,722	$4,821,155	$71.46	$127.38	($926,307)	($261,276)

(1)	Represents Mr. Menke, who was CEO for 2020, 2021, 2022, and from January 1, 2023 through April 26, 2023.

(2)	Represents Mr. Ekert, who became CEO effective April 27, 2023.

(3)
For 2025, our
non-CEO
named executive officers were Michael Randolfi, Jennifer Catto, Roshan Mendis, Garry Wiseman, and Scott Wilson. For 2024, our
non-CEO
named executive officers were Michael Randolfi, Joe DiFonzo, Roshan Mendis, Garry Wiseman, and Ann Bruder. For 2023, our
non-CEO
named executive officers were Michael Randolfi, Ann Bruder, Roshan Mendis, Shawn Williams, and David Moore. For 2022, our
non-CEO
named executive officers were Michael Randolfi, Kurt Ekert, David Moore, Scott Wilson, Douglas Barnett, Wade Jones, and Cem Tanyel. For 2021, our
non-CEO
named executive officers were Douglas Barnett, Wade Jones, Roshan Mendis, and David Shirk.

(4)	The following tables set forth the adjustments made during each year represented in the table to determine the compensation “actually paid” to the named executive officers for such year.

	2025

	CEO	NEO

Summary Compensation Table Total	$7,409,848	$5,182,915

- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($6,044,000)	($2,299,541)

+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$2,144,000	$714,677

+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	($5,411,985)	($920,237)

+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—

+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($493,917)	($197,321)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	($395,790)

+ Value of Dividends or Other Earnings Paid on Option Awards or Stock Awards in the Fiscal Year That Are Not Included in the Total Compensation for the Fiscal Year	—	—
Compensation “Actually Paid”	($2,396,054)	$2,084,703

(5)
Total shareholder return and peer group total shareholder return represent the cumulative total return for our common stock and the Standard & Poor’s Software and Services Index (“S&P 500/Software & Services”), respectively, assuming $100 was invested at the market close on December 31, 2020 in the common stock of Sabre Corporation and in the S&P 500/Software & Services index, as well as reinvestments of dividends.

(6)
Adjusted EBITDA represents, in Sabre’s assessment, the most important financial measure used by Sabre to link compensation actually paid to Sabre’s named executive officers for the most recently completed fiscal year by Sabre. See
Appendix C
for additional information on Adjusted EBITDA, including a
non-GAAP
to GAAP reconciliation. As a result of entering into a definitive purchase agreement to sell our Hospitality Solutions in April 2025, the operating results of our Hospitality Solutions business are presented as discontinued operations in our consolidated statements of operations for 2025, 2024, and 2023, and amounts for Adjusted EBITDA for those years have been recast to reflect this event. For 2022 and 2021, Adjusted EBITDA has not been recast and reflect historical amounts, and Adjusted EBITDA for 2022 and 2021 are not directly comparable to Adjusted EBITDA for 2025, 2024, and 2023. In addition, for this table 2025 and 2024 Adjusted EBITDA have been normalized to adjust for estimated costs historically allocated to the Hospitality Solutions business. For 2025, Adjusted EBITDA was defined as income (loss) from continuing operations adjusted for depreciation and amortization of property and equipment, amortization of capitalized implementation costs, acquisition-related amortization, restructuring and other costs, interest expense, net, other, net, loss on extinguishment of debt, disposition-related costs, litigation costs, net, indirect tax matters, stock-based compensation and the provision for income taxes; as noted above, Adjusted EBITDA for 2025 was also normalized to adjust for estimated costs historically allocated to the Hospitality Solutions business. For 2024, Adjusted EBITDA was defined as loss from continuing operations adjusted for depreciation and amortization of property and equipment, amortization of capitalized implementation costs, acquisition-related amortization, impairment and related charges, restructuring and other costs, interest expense, net, other, net, loss on extinguishment of debt, net, acquisition-related costs, litigation costs, net, indirect tax matters, stock-based compensation and the (benefit) provision for income taxes; as noted above, Adjusted EBITDA for 2024 was also normalized to adjust for estimated costs historically allocated to the Hospitality Solutions business. For 2023, Adjusted EBITDA was defined as loss from continuing operations adjusted for depreciation and amortization of property and equipment, amortization of capitalized implementation costs, acquisition-related amortization, impairment and related charges, restructuring and other costs, interest expense, net, other, net, loss on extinguishment of debt, net, acquisition-related costs, litigation costs, net, stock-based compensation and the remaining provision (benefit) for income taxes. For 2022, Adjusted EBITDA was defined as loss from continuing operations adjusted for depreciation and amortization of property and equipment, amortization of capitalized implementation costs, acquisition-related amortization, impairment and related charges, restructuring and other costs, interest expense, net, other, net, loss on extinguishment of debt, acquisition-related costs, litigation costs, net, stock-based compensation and the remaining provision (benefit) for income taxes. For 2021, Adjusted EBITDA was defined as (Loss) Income from continuing operations adjusted for depreciation and amortization of property and equipment, amortization of capitalized implementation costs, acquisition-related amortization, impairment and related charges, restructuring and other costs, interest expense, net, other, net, loss on extinguishment of debt, acquisition-related costs, litigation costs, net, stock-based compensation and the remaining (benefit) provision for income taxes; the calculation of Adjusted EBITDA was updated to no longer exclude the amortization of upfront incentive consideration in all periods presented.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(3)
For 2025, our
non-CEO
named executive officers were Michael Randolfi, Jennifer Catto, Roshan Mendis, Garry Wiseman, and Scott Wilson. For 2024, our
non-CEO
named executive officers were Michael Randolfi, Joe DiFonzo, Roshan Mendis, Garry Wiseman, and Ann Bruder. For 2023, our
non-CEO
named executive officers were Michael Randolfi, Ann Bruder, Roshan Mendis, Shawn Williams, and David Moore. For 2022, our
non-CEO
named executive officers were Michael Randolfi, Kurt Ekert, David Moore, Scott Wilson, Douglas Barnett, Wade Jones, and Cem Tanyel. For 2021, our
non-CEO
named executive officers were Douglas Barnett, Wade Jones, Roshan Mendis, and David Shirk.

Peer Group Issuers, Footnote
(5)
Total shareholder return and peer group total shareholder return represent the cumulative total return for our common stock and the Standard & Poor’s Software and Services Index (“S&P 500/Software & Services”), respectively, assuming $100 was invested at the market close on December 31, 2020 in the common stock of Sabre Corporation and in the S&P 500/Software & Services index, as well as reinvestments of dividends.

PEO Total Compensation Amount	$ 7,409,848
PEO Actually Paid Compensation Amount	$ (2,396,054)
Adjustment To PEO Compensation, Footnote
(4)	The following tables set forth the adjustments made during each year represented in the table to determine the compensation “actually paid” to the named executive officers for such year.

	2025

	CEO	NEO

Summary Compensation Table Total	$7,409,848	$5,182,915

- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($6,044,000)	($2,299,541)

+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$2,144,000	$714,677

+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	($5,411,985)	($920,237)

+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—

+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($493,917)	($197,321)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	($395,790)

+ Value of Dividends or Other Earnings Paid on Option Awards or Stock Awards in the Fiscal Year That Are Not Included in the Total Compensation for the Fiscal Year	—	—
Compensation “Actually Paid”	($2,396,054)	$2,084,703

Non-PEO NEO Average Total Compensation Amount	$ 5,182,915	$ 3,164,286	$ 3,300,218	$ 3,700,352	$ 5,527,722
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,084,703	1,798,965	2,376,649	1,508,437	4,821,155
Adjustment to Non-PEO NEO Compensation Footnote
(4)	The following tables set forth the adjustments made during each year represented in the table to determine the compensation “actually paid” to the named executive officers for such year.

	2025

	CEO	NEO

Summary Compensation Table Total	$7,409,848	$5,182,915

- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($6,044,000)	($2,299,541)

+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$2,144,000	$714,677

+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	($5,411,985)	($920,237)

+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—

+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($493,917)	($197,321)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	($395,790)

+ Value of Dividends or Other Earnings Paid on Option Awards or Stock Awards in the Fiscal Year That Are Not Included in the Total Compensation for the Fiscal Year	—	—
Compensation “Actually Paid”	($2,396,054)	$2,084,703

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 11.31	30.37	36.61	51.41	71.46
Peer Group Total Shareholder Return Amount	180.77	163.58	141.38	93.85	127.38
Net Income (Loss)	$ 523,962,000	$ (278,683,000)	$ (527,940,000)	$ (432,778,000)	$ (926,307,000)
Company Selected Measure Amount	535,581,000	484,964,000	289,459,000	65,337,000	(261,276,000)
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(6)
Adjusted EBITDA represents, in Sabre’s assessment, the most important financial measure used by Sabre to link compensation actually paid to Sabre’s named executive officers for the most recently completed fiscal year by Sabre. See
Appendix C
for additional information on Adjusted EBITDA, including a
non-GAAP
to GAAP reconciliation. As a result of entering into a definitive purchase agreement to sell our Hospitality Solutions in April 2025, the operating results of our Hospitality Solutions business are presented as discontinued operations in our consolidated statements of operations for 2025, 2024, and 2023, and amounts for Adjusted EBITDA for those years have been recast to reflect this event. For 2022 and 2021, Adjusted EBITDA has not been recast and reflect historical amounts, and Adjusted EBITDA for 2022 and 2021 are not directly comparable to Adjusted EBITDA for 2025, 2024, and 2023. In addition, for this table 2025 and 2024 Adjusted EBITDA have been normalized to adjust for estimated costs historically allocated to the Hospitality Solutions business. For 2025, Adjusted EBITDA was defined as income (loss) from continuing operations adjusted for depreciation and amortization of property and equipment, amortization of capitalized implementation costs, acquisition-related amortization, restructuring and other costs, interest expense, net, other, net, loss on extinguishment of debt, disposition-related costs, litigation costs, net, indirect tax matters, stock-based compensation and the provision for income taxes; as noted above, Adjusted EBITDA for 2025 was also normalized to adjust for estimated costs historically allocated to the Hospitality Solutions business. For 2024, Adjusted EBITDA was defined as loss from continuing operations adjusted for depreciation and amortization of property and equipment, amortization of capitalized implementation costs, acquisition-related amortization, impairment and related charges, restructuring and other costs, interest expense, net, other, net, loss on extinguishment of debt, net, acquisition-related costs, litigation costs, net, indirect tax matters, stock-based compensation and the (benefit) provision for income taxes; as noted above, Adjusted EBITDA for 2024 was also normalized to adjust for estimated costs historically allocated to the Hospitality Solutions business. For 2023, Adjusted EBITDA was defined as loss from continuing operations adjusted for depreciation and amortization of property and equipment, amortization of capitalized implementation costs, acquisition-related amortization, impairment and related charges, restructuring and other costs, interest expense, net, other, net, loss on extinguishment of debt, net, acquisition-related costs, litigation costs, net, stock-based compensation and the remaining provision (benefit) for income taxes. For 2022, Adjusted EBITDA was defined as loss from continuing operations adjusted for depreciation and amortization of property and equipment, amortization of capitalized implementation costs, acquisition-related amortization, impairment and related charges, restructuring and other costs, interest expense, net, other, net, loss on extinguishment of debt, acquisition-related costs, litigation costs, net, stock-based compensation and the remaining provision (benefit) for income taxes. For 2021, Adjusted EBITDA was defined as (Loss) Income from continuing operations adjusted for depreciation and amortization of property and equipment, amortization of capitalized implementation costs, acquisition-related amortization, impairment and related charges, restructuring and other costs, interest expense, net, other, net, loss on extinguishment of debt, acquisition-related costs, litigation costs, net, stock-based compensation and the remaining (benefit) provision for income taxes; the calculation of Adjusted EBITDA was updated to no longer exclude the amortization of upfront incentive consideration in all periods presented.

Measure:: 2
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	Revenue
Mr. Menke [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 3,347,275	$ 9,771,335	$ 19,823,002
PEO Actually Paid Compensation Amount			(256,286)	$ 3,425,759	$ 12,803,786
PEO Name	Mr. Menke
Mr. Ekert [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 7,409,848	$ 8,530,530	8,480,690
PEO Actually Paid Compensation Amount	$ (2,396,054)	$ 5,781,290	$ 8,323,779
PEO Name	Mr. Ekert
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,044,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,144,000
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,411,985)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(493,917)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,299,541)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	714,677
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(920,237)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(197,321)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(395,790)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0